Inventories	9 Months Ended
Sep. 30, 2025
Inventories [Abstract]
Inventories	Inventories
Inventories consist of the following:

	September 30, 2025	December 31, 2024
Work in progress	$1,050	$1,088
Raw materials and supplies	677	665
Inventory reserves	(82)	(129)
Total	$1,645	$1,624
For the three months ended September 30, 2025 and 2024, the Company recognized $19 million and $0 million, respectively, within cost of revenue to write down certain inventories to their estimated net realizable value.
For the nine months ended September 30, 2025 and 2024, the Company recognized $41 million and $31 million, respectively, within cost of revenue to write down certain inventories to their estimated net realizable value.